Discontinued Operations (Income Statement Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Net (loss) income from discontinued operations	$ 0	$ (10)	$ 3,610